Employee benefits	12 Months Ended
Mar. 31, 2025
Disclosure of defined benefit plans [abstract]
Employee benefits
27.
Employee benefits

Total employee benefits expenses, including share-based payments, incurred during the years ended March 31, 2025, 2024 and 2023 amounted to Rs.55,800, Rs.50,300 and Rs.46,465, respectively.

Gratuity benefits provided by the parent company

In accordance with applicable Indian laws, the parent company has a defined benefit plan which provides for gratuity payments (the “Gratuity Plan”) and covers certain categories of employees in India. The Gratuity Plan provides a lump sum gratuity payment to eligible employees at retirement or termination of their employment. The amount of the payment is based on the respective employee’s last drawn salary and the years of employment with the Company. Effective September 1, 1999, the Company established the Dr. Reddy’s Laboratories Gratuity Fund (the “Gratuity Fund”) to fund the Gratuity Plan. Liabilities in respect of the Gratuity Plan are determined by an actuarial valuation, based upon which the Company makes contributions to the Gratuity Fund. Trustees administer the contributions made to the Gratuity Fund.

The components of gratuity cost recognized in the income statement for the years ended March 31, 2025, 2024 and 2023 consist of the following:

	For the Year Ended March 31,
	2025		2024		2023
Current service cost	Rs.	432	Rs.	389	Rs.	364
Interest on defined benefit liability		19		(7)		30
Past service cost		-		-		17
Gratuity cost recognized in income statement	Rs.	451	Rs.	382	Rs.	411

Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2025		2024
P r e s e nt v a l ue of funded ob l i g a t i ons	Rs.	3,863	Rs.	3,404
F a i r v a l ue of p l a n a ss e t s		(3,339)		(3,064)
Net defined benefit liability r e c og n i z e d	Rs.	524	Rs.	340

Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2025		2024
D e f i n e d b e n e f i t o b l i g a t i ons a t t he b e g i nn i ng of t he y e a r	Rs.	3,404	Rs.	3,076
Current s e r v i c e c o s t		432		389
In t e r e s t on defined obligations		225		206
Past service cost				-
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		102		(154)
Actuarial loss/(gain) due to demographic assumptions		(35)		47
Actuarial loss/(gain) due to experience changes		72		98
B e n e f it s p a i d		(330)		(249)
Liabilities transferred (1)		(7)		(9)
D e f i n e d b e n e f i t o b l i g a t i ons a t t he e nd o f t he y e a r	Rs.	3,863	Rs.	3,404

(1)	Liabilities transferred:
•
During the year ended March 31, 2025, an amount of Rs.7 (rounded to the nearest million) represents the transfer of liabilities on account of transfer of employees between the parent company and its subsidiaries.

•
During the year ended March 31, 2024, an amount of Rs.9 (rounded to the nearest million) represents the transfer of liabilities on account of transfer of employees between the parent company and its subsidiaries.

Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2 025		2024
Fair value of plan assets at the beginning of the year	Rs.	3,064	Rs.	3,093
Employer contributions		362		-
Interest on plan assets		206		213
Re-measurements due to:
Return on plan assets excluding interest on plan assets		37		16
Benefits paid		(330)		(249)
Assets transferred (1)		-		(9)
Plan assets at the end of the year	Rs.	3,339	Rs.	3,064

(1)	Assets transferred:
•	During the year ended March 31, 2025, an amount of Rs.0 represents the transfer of plan assets on account of the transfer of employees between the parent company and its subsidiaries.
•	During the year ended March 31, 2024, an amount of Rs.(9) represents the transfer of plan assets on account of the transfer of employees between the parent company and its subsidiaries.

Sensitivity Analysis:

As of March 31, 2025
Defined benefit obligation without effect of projected salary growth	2,618
Add: Effect of salary growth	1,245
Defined benefit obligation with projected salary growth	3,863
Defined benefit obligation, using salary growth rate plus 50 basis points	3,967
Defined benefit obligation, using salary growth rate minus 50 basis points	3,762
Defined benefit obligation, using discount rate minus 50 basis points	3,970
Defined benefit obligation, using discount rate plus 50 basis points	3,761

Summary of the actuarial assumptions:
The actuarial assumptions used in accounting for the Gratuity plan are as follows:

	For the Year Ended March 31,
	2025	2024	2023
Discount rate	6.65%	7.15%	7.30%
Rate of compensation increase	8.10%	8.10%	9.00%

Disaggregation of plan assets:
The Gratuity Plan’s weighted-average asset allocation as of March 31, 2025 and 2024, by asset category, was as follows:

	As of March 31,
	2025	2024
Funds managed by insurers	100%	100%

The expected future cash flows in respect of gratuity as of March 31, 2025 were as follows:

Expected contribution	Amount
During the year ended March 31, 2026 (estimated)	Rs.91

Expected future benefit payments
March 31, 2027	674
March 31, 2028	586
March 31, 2029	552
March 31, 2030	521
Thereafter	3,587

The weighted average duration to the payment of these cash flows at the year ended March 31, 2025 is
5.40
years (March 31, 2024 :
5.91
years)

Provident fund benefits

Certain categories of employees of the Company receive benefits from a provident fund, a defined contribution plan. Both the employee and employer each make monthly contributions to a government administered fund equal to 12% of the covered employee’s qualifying salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.1,464, Rs.1,316 and Rs.1,142 to the provident fund plan during the years ended March 31, 2025, 2024 and 2023, respectively.

Superannuation benefits

Certain categories of employees of the Company participate in superannuation, a defined contribution plan administered by the Life Insurance Corporation of India. The Company makes monthly contributions based on a specified percentage of each covered employee’s salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.151, Rs.133 and Rs.127 to the superannuation plan during the years ended March 31, 2025, 2024 and 2023, respectively.

Other contribution plans

In the United States, the Company sponsors a defined contribution 401(k) retirement savings plan for all eligible employees who meet minimum age and service requirements. The Company contributed Rs.241, Rs.225 and Rs.171 to the 401(k) retirement savings plan during the years ended March 31, 2025, 2024 and 2023, respectively. The Company has no further obligations under the plan beyond its monthly matching contributions.

In the United Kingdom, certain social security benefits (such as pension, unemployment and disability) are funded by employers and employees through mandatory National Insurance contributions. The contribution amounts are determined based upon the employee’s salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.293, Rs.251 and Rs.214 to the National Insurance during the years ended March 31, 2025, 2024 and 2023, respectively.

Compensated absences

The Company provides for accumulation of compensated absences by certain categories of its employees. These employees can carry forward a portion of the unutilized compensated absences and utilize them in future periods or receive cash in lieu thereof as per the Company’s policy. The Company records a liability for compensated absences in the period in which the employee renders the services that increases this entitlement. The total liability recorded by the Company towards this obligation was Rs.939 and Rs.1,205 as of March 31, 2025 and 2024, respectively.